LEASES - Right-of-use lease asset and Liabilities rollforward (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Right-of-use lease asset and Liabilities
Beginning of the year	$ 1,114,597
Depreciation of the year	827,320	$ 573,897
End of the year	1,327,660	1,114,597
Gross carrying amount
Right-of-use lease asset and Liabilities
Beginning of the year	2,369,326
Additions for initial application of IFRS 16		1,523,177
Additions of the year	913,321	846,149
Exchange differences	405,503
End of the year	3,688,150	2,369,326
Property, plant and equipment depreciation
Right-of-use lease asset and Liabilities
Beginning of the year	(1,254,729)
Additions for initial application of IFRS 16		759,045
Exchange differences	278,441	(78,213)
Depreciation of the year	827,320	573,897
End of the year	$ (2,360,490)	$ (1,254,729)